Nature of Operations and Summary of Significant Accounting Policies: Nature of Operations (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012		Dec. 31, 2013 Private Placement Offering Memorandum (PPM)	Sep. 30, 2013 Private Placement Offering Memorandum (PPM)	Aug. 01, 2012 Private Placement Offering Memorandum (PPM)
Entity Incorporation, Date of Incorporation	Sep. 21, 2011	Sep. 21, 2011
Entity Incorporation, State Country Name	State of Delaware	State of Delaware
Common Stock, Value, Subscriptions					$ 339,500	$ 339,500
Common Stock, Shares Authorized		100,000,000 [1]	100,000,000	[1]			1,000,000
Share Price							$ 1.00
Aggregate value of shares authorized							$ 1,000,000

[1]	All common shares amounts and per share amounts in these financial statements, reflect the one-for-ten reverse stock split of the issued and outstanding shares of common stock of the Company, effective April 11, 2013 and the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 including retroactive adjustment of common share amounts